UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2014

                                                                      (Form N-Q)

48492-0614                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
April 30, 2014 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMON STOCKS (96.8%)

            CONSUMER DISCRETIONARY (18.9%)
            ------------------------------
            ADVERTISING (0.2%)
   41,059   Omnicom Group, Inc.                                       $    2,779
                                                                      ----------
            APPAREL RETAIL (0.1%)
   15,112   TJX Companies, Inc.                                              879
                                                                      ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.7%)
   85,900   Michael Kors Holdings Ltd.*                                    7,834
                                                                      ----------
            AUTO PARTS & EQUIPMENT (0.7%)
  127,800   BorgWarner, Inc.                                               7,942
                                                                      ----------
            AUTOMOTIVE RETAIL (0.4%)
   34,978   O'Reilly Automotive, Inc.*                                     5,204
                                                                      ----------
            BROADCASTING (1.3%)
  147,100   CBS Corp. "B"                                                  8,496
   42,708   Discovery Communications, Inc. "A"*                            3,242
   41,349   Scripps Networks Interactive "A"                               3,104
                                                                      ----------
                                                                          14,842
                                                                      ----------
            CABLE & SATELLITE (2.1%)
  199,865   Comcast Corp. "A"                                             10,345
   62,026   DIRECTV*                                                       4,813
  230,200   Liberty Global plc "C"*                                        8,847
                                                                      ----------
                                                                          24,005
                                                                      ----------
            CASINOS & GAMING (0.3%)
   19,437   Wynn Resorts Ltd.                                              3,963
                                                                      ----------
            FOOTWEAR (0.8%)
  123,200   NIKE, Inc. "B"                                                 8,987
                                                                      ----------
            GENERAL MERCHANDISE STORES (1.1%)
  219,700   Dollar General Corp.*                                         12,400
                                                                      ----------
            HOME IMPROVEMENT RETAIL (1.8%)
  112,232   Home Depot, Inc.                                               8,924
  276,506   Lowe's Companies, Inc.                                        12,694
                                                                      ----------
                                                                          21,618
                                                                      ----------
            HOMEBUILDING (0.4%)
  282,775   PulteGroup, Inc.                                               5,200
                                                                      ----------
            HOTELS, RESORTS & CRUISE LINES (1.4%)
  257,900   Hilton Worldwide Holdings Inc.*                                5,630
   67,439   Starwood Hotels & Resorts Worldwide, Inc.                      5,169
   75,002   Wyndham Worldwide Corp.                                        5,351
                                                                      ----------
                                                                          16,150
                                                                      ----------
            INTERNET RETAIL (3.6%)
   25,860   Amazon.com, Inc.*                                              7,865
   58,947   Expedia, Inc.                                                  4,185

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1  | USAA Aggressive Growth Fund

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
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   45,635   HomeAway, Inc.*                                           $    1,488
   21,610   Priceline Group, Inc.*                                        25,019
   50,300   TripAdvisor, Inc.*                                             4,061
                                                                      ----------
                                                                          42,618
                                                                      ----------
            MOVIES & ENTERTAINMENT (2.1%)
  540,718   Twenty-First Century Fox, Inc. "A"                            17,314
   96,700   Walt Disney Co.                                                7,672
                                                                      ----------
                                                                          24,986
                                                                      ----------
            RESTAURANTS (1.4%)
  225,900   Starbucks Corp.                                               15,953
                                                                      ----------
            SPECIALTY STORES (0.5%)
   69,100   Ulta Salon, Cosmetics & Fragrance, Inc.*                       6,061
                                                                      ----------
            Total Consumer Discretionary                                 221,421
                                                                      ----------
            CONSUMER STAPLES (3.7%)
            -----------------------
            BREWERS (0.6%)
   64,174   Anheuser-Busch InBev N.V. ADR                                  6,791
                                                                      ----------
            DRUG RETAIL (1.1%)
  176,776   CVS Caremark Corp.                                            12,855
                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (1.0%)
  103,931   Costco Wholesale Corp.                                        12,023
                                                                      ----------
            PACKAGED FOODS & MEAT (1.0%)
   31,084   Keurig Green Mountain, Inc.                                    2,912
  250,356   Mondelez International, Inc. "A"                               8,925
                                                                      ----------
                                                                          11,837
                                                                      ----------
            Total Consumer Staples                                        43,506
                                                                      ----------
            ENERGY (5.4%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (2.0%)
   68,480   Baker Hughes, Inc.                                             4,787
   76,968   National-Oilwell Varco, Inc.                                   6,044
   34,105   Oceaneering International, Inc.                                2,499
  100,000   Schlumberger Ltd.                                             10,155
                                                                      ----------
                                                                          23,485
                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (3.2%)
   74,253   Apache Corp.                                                   6,445
   95,030   Cabot Oil & Gas Corp.                                          3,733
   90,598   Devon Energy Corp.                                             6,342
  109,100   Noble Energy, Inc.                                             7,831
   33,580   Pioneer Natural Resources Co.                                  6,490
   65,350   Range Resources Corp.                                          5,911
                                                                      ----------
                                                                          36,752
                                                                      ----------
            OIL & GAS REFINING & MARKETING (0.2%)
   43,468   Valero Energy Corp.                                            2,485
                                                                      ----------
            Total Energy                                                  62,722
                                                                      ----------
            FINANCIALS (6.5%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
   36,460   BlackRock, Inc.                                               10,974
   53,047   Waddell & Reed Financial, Inc. "A"                             3,578
                                                                      ----------
                                                                          14,552
                                                                      ----------
            CONSUMER FINANCE (1.4%)
  185,626   American Express Co.                                          16,229
                                                                      ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            DIVERSIFIED BANKS (1.1%)
  353,403   Bank of America Corp.                                     $    5,351
  200,919   Itau Unibanco Holding S.A. ADR                                 3,287
   73,206   JPMorgan Chase & Co.                                           4,098
                                                                      ----------
                                                                          12,736
                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (1.3%)
  259,300   Charles Schwab Corp.                                           6,885
  283,200   Morgan Stanley                                                 8,759
                                                                      ----------
                                                                          15,644
                                                                      ----------
            REITs - SPECIALIZED (1.0%)
  145,100   American Tower Corp.                                          12,119
                                                                      ----------
            SPECIALIZED FINANCE (0.4%)
   23,242   IntercontinentalExchange Group, Inc.                           4,752
                                                                      ----------
            Total Financials                                              76,032
                                                                      ----------
            HEALTH CARE (16.0%)
            -------------------
            BIOTECHNOLOGY (6.6%)
   57,180   Alexion Pharmaceuticals, Inc.*                                 9,046
  156,215   Amgen, Inc.                                                   17,457
   28,686   Biogen Idec, Inc.*                                             8,236
   93,910   BioMarin Pharmaceutical, Inc.*                                 5,469
  144,441   Celgene Corp.*                                                21,234
  196,217   Gilead Sciences, Inc.*                                        15,401
                                                                      ----------
                                                                          76,843
                                                                      ----------
            HEALTH CARE DISTRIBUTORS (0.9%)
   65,624   McKesson Corp.                                                11,103
                                                                      ----------
            HEALTH CARE EQUIPMENT (2.0%)
   48,176   Becton, Dickinson & Co.                                        5,446
   41,382   C.R. Bard, Inc.                                                5,683
  116,530   Medtronic, Inc.                                                6,854
   51,242   Zimmer Holdings, Inc.                                          4,960
                                                                      ----------
                                                                          22,943
                                                                      ----------
            HEALTH CARE FACILITIES (0.2%)
   47,831   HCA Holdings, Inc.*                                            2,487
                                                                      ----------
            HEALTH CARE SERVICES (1.1%)
  189,642   Express Scripts Holdings Co.*                                 12,626
                                                                      ----------
            HEALTH CARE TECHNOLOGY (0.8%)
  131,700   Cerner Corp.*                                                  6,756
  102,700   IMS Health Holdings, Inc.*                                     2,438
                                                                      ----------
                                                                           9,194
                                                                      ----------
            MANAGED HEALTH CARE (0.9%)
   76,181   Aetna, Inc.                                                    5,443
   67,000   UnitedHealth Group, Inc.                                       5,028
                                                                      ----------
                                                                          10,471
                                                                      ----------
            PHARMACEUTICALS (3.5%)
   60,100   AbbVie, Inc.                                                   3,130
   12,850   Allergan, Inc.                                                 2,131
   78,881   Bristol-Myers Squibb Co.                                       3,951
  129,879   Eli Lilly and Co.                                              7,676
   63,830   Johnson & Johnson                                              6,465
   99,801   Merck & Co., Inc.                                              5,845
   16,766   Salix Pharmaceuticals Ltd.*                                    1,844
   20,700   Valeant Pharmaceuticals International, Inc.*                   2,768

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3  | USAA Aggressive Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
  241,800   Zoetis, Inc.                                              $    7,317
                                                                      ----------
                                                                          41,127
                                                                      ----------
            Total Health Care                                            186,794
                                                                      ----------
            INDUSTRIALS (12.3%)
            -------------------
            AEROSPACE & DEFENSE (3.9%)
   72,241   Boeing Co.                                                     9,321
   77,647   Honeywell International, Inc.                                  7,213
   42,600   Precision Castparts Corp.                                     10,782
  151,299   United Technologies Corp.                                     17,903
                                                                      ----------
                                                                          45,219
                                                                      ----------
            AIR FREIGHT & LOGISTICS (0.5%)
   53,075   United Parcel Service, Inc. "B"                                5,228
                                                                      ----------
            AIRLINES (0.5%)
  166,900   Delta Air Lines, Inc.                                          6,147
                                                                      ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
   45,530   Rockwell Automation, Inc.                                      5,426
                                                                      ----------
            INDUSTRIAL CONGLOMERATES (2.4%)
   30,200   3M Co.                                                         4,201
  326,158   Danaher Corp.                                                 23,933
                                                                      ----------
                                                                          28,134
                                                                      ----------
            INDUSTRIAL MACHINERY (1.2%)
   47,533   Dover Corp.                                                    4,107
   50,552   Illinois Tool Works, Inc.                                      4,309
   46,685   Parker-Hannifin Corp.                                          5,923
                                                                      ----------
                                                                          14,339
                                                                      ----------
            RAILROADS (2.3%)
  142,300   Union Pacific Corp.                                           27,098
                                                                      ----------
            RESEARCH & CONSULTING SERVICES (0.7%)
  172,360   Nielsen N.V.                                                   8,092
                                                                      ----------
            SECURITY & ALARM SERVICES (0.3%)
   85,139   Tyco International Ltd.                                        3,482
                                                                      ----------
            Total Industrials                                            143,165
                                                                      ----------
            INFORMATION TECHNOLOGY (30.8%)
            ------------------------------
            APPLICATION SOFTWARE (2.3%)
   66,141   Informatica Corp.*                                             2,345
   69,064   Intuit, Inc.                                                   5,232
  277,297   Salesforce.com, Inc.*                                         14,322
   70,575   Workday, Inc. "A"                                              5,157
                                                                      ----------
                                                                          27,056
                                                                      ----------
            COMMUNICATIONS EQUIPMENT (2.7%)
  161,569   Cisco Systems, Inc.                                            3,734
   46,566   F5 Networks, Inc.*                                             4,897
  282,951   QUALCOMM, Inc.                                                22,271
                                                                      ----------
                                                                          30,902
                                                                      ----------
            DATA PROCESSING & OUTSOURCED SERVICES (4.4%)
   17,420   Alliance Data Systems Corp.*                                   4,214
  159,250   MasterCard, Inc. "A"                                          11,713
   73,404   Paychex, Inc.                                                  3,069
   63,733   Vantiv, Inc. "A"*                                              1,959
  149,839   Visa, Inc. "A"                                                30,359
                                                                      ----------
                                                                          51,314
                                                                      ----------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            ELECTRONIC COMPONENTS (0.1%)
   21,553   Knowles Corp.                                             $      602
                                                                      ----------
            INTERNET SOFTWARE & SERVICES (7.2%)
   65,905   Baidu, Inc. ADR*                                              10,140
   85,685   eBay, Inc.*                                                    4,441
  309,327   Facebook, Inc. "A"*                                           18,492
   36,452   Google, Inc. "A"*                                             19,497
   44,997   Google, Inc. "C"*                                             23,698
   75,404   IAC/InterActiveCorp.                                           4,998
   67,050   Yahoo! Inc.*                                                   2,410
                                                                      ----------
                                                                          83,676
                                                                      ----------
            IT CONSULTING & OTHER SERVICES (0.6%)
  150,460   Cognizant Technology Solutions Corp. "A"*                      7,208
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT (0.5%)
  321,700   Applied Materials, Inc.                                        6,132
                                                                      ----------
            SEMICONDUCTORS (3.3%)
  237,352   Altera Corp.                                                   7,719
  164,600   ARM Holdings plc ADR                                           7,493
   60,954   Linear Technology Corp.                                        2,712
  171,426   Maxim Integrated Products, Inc.                                5,561
   87,821   Microchip Technology, Inc.                                     4,175
  148,496   Skyworks Solutions, Inc.*                                      6,096
  111,114   Xilinx, Inc.                                                   5,243
                                                                      ----------
                                                                          38,999
                                                                      ----------
            SYSTEMS SOFTWARE (5.6%)
  111,059   Check Point Software Technologies Ltd.*                        7,115
  658,375   Microsoft Corp.                                               26,598
   16,648   NetSuite, Inc.*                                                1,287
  734,208   Oracle Corp.                                                  30,014
   16,992   Red Hat, Inc.*                                                   827
                                                                      ----------
                                                                          65,841
                                                                      ----------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (4.1%)
   56,821   Apple, Inc.                                                   33,529
   84,071   NetApp, Inc.                                                   2,994
   68,041   SanDisk Corp.                                                  5,781
   60,860   Western Digital Corp.                                          5,364
                                                                      ----------
                                                                          47,668
                                                                      ----------
            Total Information Technology                                 359,398
                                                                      ----------
            MATERIALS (2.4%)
            ----------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (1.6%)
  174,591   Monsanto Co.                                                  19,327
                                                                      ----------
            SPECIALTY CHEMICALS (0.8%)
   64,200   Ecolab, Inc.                                                   6,718
   13,066   Sherwin-Williams Co.                                           2,611
                                                                      ----------
                                                                           9,329
                                                                      ----------
            Total Materials                                               28,656
                                                                      ----------
            TELECOMMUNICATION SERVICES (0.8%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.8%)
  101,300   SBA Communications Corp. "A"*                                  9,093
                                                                      ----------
            Total Common Stocks (cost: $798,966)                       1,130,787
                                                                      ----------

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5  | USAA Aggressive Growth Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (3.3%)

            MONEY MARKET FUNDS (3.3%)
38,413,510  State Street Institutional Liquid Reserve Fund, 0.07% (a)  $    38,414
                                                                       -----------
            Total Money Market Instruments (cost: $38,414)                  38,414
                                                                       -----------

            TOTAL INVESTMENTS (COST: $837,380)                         $ 1,169,201
                                                                       ===========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                        $   1,130,787     $        --     $         --     $   1,130,787
Money Market Instruments:
  Money Market Funds                          38,414              --               --            38,414
-------------------------------------------------------------------------------------------------------
Total                                  $   1,169,201     $        --     $         --     $   1,169,201
-------------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through April 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Aggressive Growth Fund Shares (Fund Shares) and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

7  | USAA Aggressive Growth Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of April 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2014, were $339,388,000 and $7,567,000, respectively, resulting in net unrealized appreciation of $331,821,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,168,100,000 at April 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT     Real estate investment trust

================================================================================

9  | USAA Aggressive Growth Fund

================================================================================

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2014.

*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  10


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     06/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/24/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/24/2014
         ------------------------------